CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 496	¥ 496
Other non-current assets, allowance for doubtful accounts	¥ 506	¥ 517
Common stock, authorized	480,000,000	480,000,000
Common stock, issued and outstanding	145,075,080	145,075,080
Treasury stock, shares	8,240,496	6,593,647